Statement of cash flows - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash Flow Statement [Abstract]
Purchase of businesses	£ (117)	£ (336)	£ (158)
Investment in joint ventures	(1)	(1)	(8)
Deferred payments relating to prior year acquisitions	(13)	(24)	(25)
Total	£ (131)	£ (361)	£ (191)